UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 16,883	$ 3,994
Accounts receivable	1,133	1,275
Amounts due from related parties	9,566	9,074
Deposits and other receivables	2,742	2,995
Total current assets	30,324	17,338
Non-current asset:
Plant and equipment, net	798	898
Total non-current asset	798	898
TOTAL ASSETS	31,122	18,236
Current liabilities:
Accounts payable	0	233
Accrued liabilities and other payables	657,581	752,518
Accrued compensation payable to officers and directors	166,636	167,475
Amounts due to related parties	4,331,228	4,127,671
Total current liabilities	5,155,445	5,047,897
TOTAL LIABILITIES	5,155,445	5,047,897
Commitments and contingencies
MEZZANINE EQUITY
Series B Convertible Preferred Stock, 10,000,000 shares authorized, $0.0001 par value, 5,898,256 shares issued and outstanding as of June 30, 2026 and December 31, 2025 respectively	6,606,045	6,417,301
STOCKHOLDERS’ DEFICIT
Preferred stock, 1,000,000 shares authorized, $0.0001 par value: Series A, 1,000,000 authorized, issued and outstanding	100	100
Common stock, unlimited ordinary shares of no par value; 151,096,262 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	15,110	15,110
Additional paid-in capital	2,773,081	2,773,081
Accumulated other comprehensive loss	(454,747)	(464,855)
Accumulated losses	(14,048,907)	(13,755,305)
Total stockholders’ deficit attributable to the Company	(11,715,363)	(11,431,869)
Non-controlling interest	(15,005)	(15,093)
Total stockholders’ deficit	(11,730,368)	(11,446,962)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 31,122	$ 18,236